Basis of Preparation - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Extension of concession agreement period	30 years
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Revenue reclassified amount from adoption of pronouncement	R$ 41	R$ 48
Residential consumers [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Provision for doubtful receivables	90 days
Commercial consumers [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Provision for doubtful receivables	180 days
Other consumers [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Provision for doubtful receivables	360 days